Retirement benefit obligations - Schedule of Movement in Retirement Benefit Net Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ 3,488
At 31 December	2,906	£ 3,488
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	3,532	3,732
Net defined benefit pension (charge) credit	13	80
Actuarial (losses) gains on defined benefit obligation	2,940	(1,304)
Return on plan assets	(3,712)	(318)
Employer contributions	172	1,342
At 31 December	£ 2,945	£ 3,532